Shareholders’ Equity (Schedule Of Stock Option Under Equity Incentive Plan) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic Value of Options Exercised	$ 203	$ 28	$ 46
Cash Received from Option Exercises	$ 0	$ 0	$ 0
Tax Benefit of Option Exercises	$ 78	$ 12	$ 19
Weighted Average Fair Value of Options Granted	$ 0	$ 0	$ 0